Events after the reporting date (Details) - USD ($) $ / shares in Units, $ in Millions	Apr. 09, 2025	Jan. 16, 2025	Sep. 30, 2024
Major business combination
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of voting equity interests acquired		100.00%
Strategic transaction amount			$ 200
Listing Requirements Non Compliance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum capital required for listing	$ 50
Minimum equity required for fisting	$ 50
Average closing price	$ 1.00
Trading period	30 days